Long-Term Debt (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Liabilities associated with vessels held for sale		$ 47,587,119
Current portion of long-term debt	16,574,961	97,086,782
Total	$ 16,574,961	$ 144,673,901